Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information
Entity Registrant Name	INVIVO THERAPEUTICS HOLDINGS CORP.
Entity Central Index Key	0001292519
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer